Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	9,978,000	9,978,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	50,000,000	300,000,000
Common stock, issued (in shares)	10,240,478	7,893,205
Common stock, outstanding (in shares)	10,240,478	7,893,205
Series A Convertible Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share (in dollars per share)	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized (in shares)	22,000	22,000
Temporary Equity, Shares Issued (in shares)	22,000	0
Temporary Equity, Shares Outstanding (in shares)	22,000	0
Preferred stock, shares issued (in shares)	22,000	0
Preferred stock, shares outstanding (in shares)	22,000	0